Marketable Securities	12 Months Ended
Dec. 31, 2024
Marketable Securities
Marketable Securities

4.Marketable Securities

Marketable securities, which are classified as available-for-sale, consisted of the following as of December 31, 2024 and 2023 (in thousands):

		Gross	Gross	Fair Value as of
	Amortized Cost	Unrealized	Unrealized	December 31,
	Basis	Gains	Losses	2024
Short-term marketable securities:
U.S. treasuries	$118,697	$45	$(5)	$118,737
Total short-term marketable securities	$118,697	$45	$(5)	$118,737

		Gross	Gross	Fair Value as of
	Amortized Cost	Unrealized	Unrealized	December 31,
	Basis	Gains	Losses	2023
Short-term marketable securities:
U.S. treasuries	$2,954	$2	$—	$2,956
Total short-term marketable securities	$2,954	$2	$—	$2,956

All marketable securities held as of December 31, 2024 and 2023 had contractual maturities of less than one year.

As of December 31, 2024 and 2023, no significant facts or circumstances were present to indicate a deterioration in the creditworthiness of the issuers of the marketable securities, and the Company has no requirement or intention to sell these securities before maturity or recovery of their amortized cost basis. The Company considered the current and expected future economic and market conditions and determined that its marketable securities were not significantly impacted. For all marketable securities with a fair value less than its amortized cost basis, the Company determined the decline in fair value below amortized cost basis to be immaterial and non-credit related, and therefore no allowance for expected credit losses was recorded. For the years ended December 31, 2024 and 2023, the Company did not recognize any impairment losses on its marketable securities.